Investments - Trading, debt and equity securities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments
Debt securities, investment income	¥ 717,616	¥ 2,809,517	¥ 8,578,449
Debt securities, gross unrecognized gain		0	¥ 0	¥ 915,933
Investments in equity securities without readily determinable fair value	58,950,000	¥ 65,250,000
Equity investments without readily determinable fair values upward price adjustment	0
Privately-held company
Investments
Investments in equity securities without readily determinable fair value	48,950,000
Private equity funds
Investments
Investments in equity securities without readily determinable fair value	10,000,000
Debt securities, impairment loss	¥ 1,500,000